Estimated Fair Values of Financial Instruments Held or Issued for Purposes Other Than Trading (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents	$ 34,100	$ 91,880
Interest-bearing time deposits with other banks	3,892	4,899
Available-for-sale securities	91,820	56,859
Federal Home Loan Bank stock	589	660
Loans, net	239,465	220,659
Accrued interest receivable	1,019	964
Financial liabilities:
Deposits	340,857	345,515
Securities sold under agreements to repurchase	3,569	3,548
Carrying Value
Financial assets:
Cash and cash equivalents	34,100	91,880
Interest-bearing time deposits with other banks	3,789	4,728
Available-for-sale securities	91,820	56,859
Federal Home Loan Bank stock	589	660
Loans, net	233,290	214,084
Accrued interest receivable	1,019	964
Financial liabilities:
Deposits	340,409	344,777
Securities sold under agreements to repurchase	3,569	3,548
Quoted Prices in Active Markets for Identical Assets Level 1
Financial assets:
Cash and cash equivalents	34,100
Federal Home Loan Bank stock	589
Accrued interest receivable	1,019
Significant Other Observable Inputs Level 2
Financial assets:
Interest-bearing time deposits with other banks	3,892
Available-for-sale securities	91,820
Financial liabilities:
Deposits	340,857
Securities sold under agreements to repurchase	3,569
Significant Unobservable Inputs Level 3
Financial assets:
Loans, net	$ 239,465